Short term loans (Tables)	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Short Term Loans
	September 30, 2025	September 30, 2024
Vendor take back	—	1,630

Schedule of Short Term VTB Liability

The VTB continuity is as follows:

Opening balance as at September 30, 2023 (Short term: $673. Long term: $3,457)	4,130
Repaid in year	(750)
Interest accretion	77
Closing balance as at September 30, 2023 (Short term: $3,457. Long term: $nil)	3,457
Repaid in year	(1,879)
Interest accretion	52
Closing balance as at September 30, 2024 (Short term: $1,630 Long term: $nil)	1,630
Interest accretion	16
Repaid in year	(1,646)
Closing balance as at September 30, 2025	—